Summary of Total Lease Management Fee Income from Managed Fleet, Including Management Fees Earned from Acquisition Fees and Sales Commissions (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Disaggregation Of Revenue [Line Items]
Lease rental income - managed fleet	$ 13,175	$ 15,543	$ 42,982	$ 47,075
Less: distribution expense to managed fleet container investors	(11,751)	(14,364)	(38,770)	(43,219)
Less: depreciation and interest expense on managed containers purchased on or after January 1, 2019	(426)	(106)	(860)	(625)
Leasing
Disaggregation Of Revenue [Line Items]
Revenue	998	1,073	3,352	3,231
Other Services
Disaggregation Of Revenue [Line Items]
Revenue	598	1,696	2,746	3,724
Total Management Fees
Disaggregation Of Revenue [Line Items]
Revenue	$ 1,596	$ 2,769	$ 6,098	$ 6,955